Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

20. Commitments and Contingencies

{a} Leases commitments

The Group has entered into certain leasing arrangements relating to the placement of the flat-panel digital screens, poster frames and outdoor billboards in various locations, as well as advertisement time slots on movie screens prior to movie screening, where the Group operates the networks and in connection with the lease of the Group’s office premises. Rental expense under operating leases for the years ended December 31, 2010, 2011 and 2012 were $134,658,367, $183,150,750 and $206,992,161, respectively.

Future minimum lease payments under non-cancelable operating lease agreements were as follows:

For the year ending December 31,
2013	$147,753,898
2014	54,961,789
2015	15,083,690
2016	1,490,892
2017 and thereafter	408,988

Total	$219,699,257

{b} Purchase commitments

As of December 31, 2012 commitments outstanding for the purchase of equipment were $10,118,775, majority of which will be fulfilled in 2013.

{c} Legal and regulatory proceedings

The Group is a defendant in ongoing lawsuits as described below:

Iron Workers Case

On February 22, 2013, Iron Workers Mid-South Pension Fund filed a putative class action in the United States District Court for the Northern District of California against the Company, the Company’s directors, Giovanna Parent Limited and Giovanna Acquisition Limited, collectively (“the defendants”).  The complaint relates to the definitive agreement and plan of merger, (“the Going Private Merger Agreement”), with Giovanna Parent Limited and Giovanna Acquisition Limited announced on December 19, 2012, pursuant to which Giovanna Parent Limited will acquire the Company for US$5.50 per ordinary share or US$27.50 per ADS, (the “Going Private Transaction”).  Plaintiff alleges, among other things that (i) the proposed purchase price for the shares under the Going Private Merger Agreement and related sale process were unfair and inadequate, (ii) the defendants disseminated a false and materially misleading proxy statement which failed to disclose all the material information concerning the Going Private Transaction, and (iii) the Company’s directors acted in a manner oppressive or otherwise prejudicial to the shareholders of the Company.  The complaint asserted claims for violation of Securities and Exchange Act (“Exchange Act”) § 14(a) and Rule 14a-9, (ii) for violation of Exchange Act § 20(a), and (iii) for oppression pursuant to Section 92(e) of the Cayman Companies Code.  Plaintiff sought (i) injunctive relief barring consummation of the Going Private Transaction, unless the Company adopts and implements a procedure or process to obtain a transaction that provides the best possible terms for shareholders and the defendants disclose all the material information to shareholders, (ii) a directive to the individual defendants to comply with their duties under applicable law by obtaining a transaction which is in the best interests of the Company’s shareholders, and (iii) rescission of, to the extent already consummated, the Going Private Transaction.  The Company was served on March 7, 2013.  On March 19, 2013, the Company moved to dismiss the complaint for failure to state a claim. On March 26, 2013, the named plaintiff voluntarily dismissed the action without prejudice.

Palny Case

On December 12, 2011, Tom Palny filed a putative class action in the United States District Court for the Southern District of New York against the Company and certain of its current or former officers and directors. The complaint relates to certain allegations made by the firm Muddy Waters about the Company in a series of releases in November 2011, and alleges that the Company’s public filings, including our 2006, 2007, 2008, 2009 and 2010 Form 20-Fs, the Form F-1 and Prospectus filed in connection with our November 2007 follow-on public offering, and third quarter 2011 earnings press release, contain material misstatements and omissions. On March 30, 2012, the court appointed Xuechen Yang as lead plaintiff. Defendants have not yet been served with the complaint. The Company intends to defend itself vigorously against these allegations as the Company believes it has meritorious defenses to the alleged claims. As of December 31, 2012, the Company does not believe the outcome of the case is probable or reasonably estimable.

November 2007 Follow-on Offering Case

On November 27, 2007, Eastriver Partners, Inc. filed a purported class action lawsuit in the United States District Court for the Southern District of New York against the Company and the underwriters of the November 2007 public offering.

On December 21, 2007, Scott Bauer filed a purported class action lawsuit in the United States District Court for the Southern District of New York against the Company, certain of the Company’s officers and directors, and the underwriters of the November 2007 public offering.

Both complaints allege that the Company’s registration statement on Form F-1 on November 1, 2007 as amended, and the related prospectus contained inaccurate statements of material fact. The Company advanced has meritorious defenses against the claims alleged and defended against these lawsuits vigorously. On March 29, 2010, the court issued an opinion granting the Company’s motion to dismiss. On March 30, 2010, the court entered a judgment dismissing the case. The plaintiffs filed a notice of appeal on April 29, 2010 appealing the judgment granting our motion to dismiss. On September 26, 2011, the plaintiffs and the Company entered into a settlement agreement, under which the Company will contribute $2 million for settlement (the “Settlement Agreement”), which was accrued as of December 31, 2011. On December 16, 2011, or the settlement agreement was preliminarily approved by the court and the court scheduled a settlement hearing for March 30, 2012. By order dated April 24, 2012, the court gave final approval to the settlement and the settlement was made in April 2012 accordingly.

Regulatory Inquiry

On March 14, 2012, the Security Exchange Commission (“the SEC”) informed the Company that it was initiating a non-public investigation into whether there had been any violations of the federal securities laws related to the Company (“ the SEC Inquiry”). The SEC advised the Company that the existence of the investigation should not be construed as an indication by the SEC or its staff that the Company or any of its officers or directors had violated any of the federal securities laws.

As part of its investigation, the SEC requested that the Company to voluntarily provide certain documents and other information. The
Company agreed to voluntarily cooperate with the SEC and, through its legal counsel, has been cooperating with the investigation by providing the SEC with documents and information as well as having its legal counsel to meet with the SEC.

The SEC’s initial and follow-up information requests cover a broad range of documents and information related to the Company’s operations, finances and transactions, with a primary focus on the acquisitions, investments, restructurings and divestitures, including those transactions related to Allyes.

The Company intends to continue to cooperate fully with the SEC’s investigation and will continue to provide the SEC with the requested information and documentation. Because this matter is ongoing, the Company cannot predict the scope, duration or outcome of the SEC Inquiry.